INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Application Software - 0.7%
Salesforce, Inc.	511	$139,866

Automobile Manufacturers - 4.2%
Li Auto, Inc. - ADR (a)	15,914	408,194
Tesla, Inc. (a)	1,533	401,079
		809,273

Biotechnology - 1.1%
AbbVie, Inc.	438	86,496
Argenx SE - ADR (a)	219	118,716
		205,212

Brewers - 1.4%
Heineken NV - ADR	5,843	260,130

Broadline Retail - 5.5%
PDD Holdings, Inc. - ADR (a)	7,665	1,033,318

Consumer Staples Merchandise Retail - 3.4%
Costco Wholesale Corp.	292	258,864
Target Corp.	1,022	159,289
Walmart, Inc.	2,847	229,895
		648,048

Copper - 1.8%
Southern Copper Corp.	3,015	348,745

Distillers & Vintners - 2.3%
Constellation Brands, Inc. - Class A	584	150,491
Treasury Wine Estates Ltd. - ADR	34,472	290,944
		441,435

Diversified Banks - 1.4%
Bancolombia SA - ADR	3,796	119,118
Grupo Financiero Banorte SAB de CV - ADR	4,088	144,630
		263,748

Electric Utilities - 0.3%
Interconexion Electrica SA ESP - ADR	584	64,071

.

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 2.0%
NEXTracker, Inc. - Class A (a)	6,747	$252,878
WEG SA - ADR	14,381	143,954
		396,832

Financial Exchanges & Data - 1.1%
B3 SA - Brasil Bolsa Balcao - ADR	35,488	210,089

Food Distributors - 1.6%
Sysco Corp.	4,015	313,411

Food Products - 1.1%
Lamb Weston Holdings, Inc.	3,139	203,219

Food Retail - 1.3%
Tesco PLC - ADR	17,686	256,624

Health Care Equipment - 1.7%
Dexcom, Inc. (a)	2,555	171,287
IDEXX Laboratories, Inc. (a)	292	147,524
		318,811

Health Care Facilities - 0.8%
HCA Healthcare, Inc.	365	148,347

Household Products - 2.9%
Procter & Gamble Co.	3,236	560,475

Integrated Oil & Gas - 4.4%
Chevron Corp.	1,095	161,261
Ecopetrol SA - ADR	11,680	104,302
Equinor ASA - ADR	13,944	353,202
Petroleo Brasileiro SA - ADR	16,139	232,563
		851,328

Interactive Home Entertainment - 1.7%
NetEase, Inc. - ADR	3,577	334,485

Interactive Media & Services - 11.2%
Alphabet, Inc. - Class C	3,066	512,605
Baidu, Inc. - ADR (a)	1,971	207,527
Meta Platforms, Inc. - Class A	1,533	877,550
Tencent Holdings Ltd. - ADR	10,220	566,187
		2,163,869
.

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 2.6%
Lonza Group AG - ADR	4,234	$267,462
Revvity, Inc.	1,825	233,144
		500,606

Managed Health Care - 2.2%
UnitedHealth Group, Inc.	730	426,816

Oil & Gas Exploration & Production - 9.2%
APA Corp.	11,783	288,212
Coterra Energy, Inc.	4,526	108,398
Devon Energy Corp.	10,439	408,374
Diamondback Energy, Inc.	2,482	427,897
EOG Resources, Inc.	1,679	206,399
EQT Corp.	9,198	337,015
		1,776,295

Oil & Gas Refining & Marketing - 1.0%
Marathon Petroleum Corp.	1,168	190,279

Pharmaceuticals - 5.3%
Daiichi Sankyo Co. Ltd. - ADR	2,482	81,702
Eli Lilly & Co.	438	388,041
Johnson & Johnson	1,095	177,456
Novo Nordisk AS - ADR	1,679	199,919
UCB SA - ADR	1,971	177,784
		1,024,902

Restaurants - 1.5%
Meituan - ADR (a)	6,789	288,533

Semiconductor Materials & Equipment - 3.7%
Enphase Energy, Inc. (a)	2,336	264,015
Onto Innovation, Inc. (a)	2,190	454,556
		718,571

Semiconductors - 14.5%
Advanced Micro Devices, Inc. (a)	2,555	419,224
Broadcom, Inc.	1,168	201,480
Nvidia Corp.	7,081	859,917
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,599	798,708
United Microelectronics Corp. - ADR	58,546	492,957
		2,772,286
.

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 3.3%
Fomento Economico Mexicano SAB de CV - ADR	1,752	$172,940
Monster Beverage Corp. (a)	8,760	457,009
		629,949

Steel - 2.4%
Gerdau SA - ADR	31,755	111,143
Vale SA - ADR	30,664	358,155
		469,298

Systems Software - 2.2%
Microsoft Corp.	657	282,707
ServiceNow, Inc. (a)	146	130,581
		413,288
TOTAL COMMON STOCKS (Cost $18,661,550)		19,182,159

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.82% (b)	30,581	30,581
TOTAL SHORT-TERM INVESTMENTS (Cost $30,581)		30,581

TOTAL INVESTMENTS - 100.0% (Cost $18,692,131)		$19,212,740
Other Assets in Excess of Liabilities - 0.0% (c)		2,176
TOTAL NET ASSETS - 100.0%		$19,214,916

Percentages are stated as a percent of net assets

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
.

INTELLIGENT LIVERMORE ETF

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Intelligent Livermore ETF (the "Fund") has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$19,182,159	$—	$—	$19,182,159
Money Market Funds	30,581	—	—	30,581
Total Investments in Securities	$19,212,740	$—	$—	$19,212,740

Refer to the Schedule of Investments for additional information.

During the fiscal period ended September 30, 2024 , the Fund did not invest in Level 3 investments. Transfers between levels are recognized at the end of the reporting period.